FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate risk (Details) - Dec. 31, 2019 R$ in Thousands, $ in Thousands	USD ($) R$ / $	BRL (R$) R$ / $
USD
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	4.0300	4.0300
USD | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	4.000	4.000
USD | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	5.000	5.000
USD | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	6.000	6.000
USD | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	3.000	3.000
USD | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	2.000	2.000
Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (1,380,078)
Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,725,101)
Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(2,070,119)
Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(950,315)
Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(633,541)
LIBOR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	$ 198,464	R$ 799,811
Assumed interest rate	1.91%	1.91%
LIBOR | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	$ 198,295	R$ 799,128
LIBOR | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	$ 169	683
LIBOR | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 3,134
Assumed interest rate	1.57%	1.57%
LIBOR | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 3,137
LIBOR | Scenario I - Likely | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(3)
LIBOR | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 3,918
Assumed interest rate	1.96%	1.96%
LIBOR | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 3,921
LIBOR | Scenario (25%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(3)
LIBOR | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 4,701
Assumed interest rate	2.36%	2.36%
LIBOR | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 4,705
LIBOR | Scenario (50%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(4)
CDI (Interbank Deposit Certificate) | Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 13,477,708
Assumed interest rate	4.40%	4.40%
CDI (Interbank Deposit Certificate) | Interest rate risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,698,416
CDI (Interbank Deposit Certificate) | Interest rate risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		4,779,292
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (591,671)
Assumed interest rate	4.39%	4.39%
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (381,860)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(209,811)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (739,590)
Assumed interest rate	5.49%	5.49%
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (477,326)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(262,264)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (887,507)
Assumed interest rate	6.59%	6.59%
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (572,791)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(314,716)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (443,753)
Assumed interest rate	3.29%	3.29%
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (286,395)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(157,358)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (295,835)
Assumed interest rate	2.20%	2.20%
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (190,930)
CDI (Interbank Deposit Certificate) | Interest rate risk | Scenario (-50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(104,905)
TJLP (long-term interest rate) | Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 6,430,589
Assumed interest rate	5.57%	5.57%
TJLP (long-term interest rate) | Interest rate risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 6,232,878
TJLP (long-term interest rate) | Interest rate risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		197,711
TJLP (long-term interest rate) | Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (322,665)
Assumed interest rate	5.35%	5.35%
TJLP (long-term interest rate) | Interest rate risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (333,459)
TJLP (long-term interest rate) | Interest rate risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		10,794
TJLP (long-term interest rate) | Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (403,602)
Assumed interest rate	6.69%	6.69%
TJLP (long-term interest rate) | Interest rate risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (416,824)
TJLP (long-term interest rate) | Interest rate risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		13,222
TJLP (long-term interest rate) | Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (484,322)
Assumed interest rate	8.03%	8.03%
TJLP (long-term interest rate) | Interest rate risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (500,188)
TJLP (long-term interest rate) | Interest rate risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		15,866
TJLP (long-term interest rate) | Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (242,161)
Assumed interest rate	4.01%	4.01%
TJLP (long-term interest rate) | Interest rate risk | Scenario (-25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (250,094)
TJLP (long-term interest rate) | Interest rate risk | Scenario (-25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		7,933
TJLP (long-term interest rate) | Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (161,440)
Assumed interest rate	2.68%	2.68%
TJLP (long-term interest rate) | Interest rate risk | Scenario (-50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (166,729)
TJLP (long-term interest rate) | Interest rate risk | Scenario (-50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		5,289
IGPM | Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 1,446,284
Assumed interest rate	7.30%	7.30%
IGPM | Interest rate risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 239,095
IGPM | Interest rate risk | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		1,207,189
IGPM | Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (45,306)
Assumed interest rate	4.68%	4.68%
IGPM | Interest rate risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 11,190
IGPM | Interest rate risk | Scenario I - Likely | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(56,496)
IGPM | Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (56,634)
Assumed interest rate	5.85%	5.85%
IGPM | Interest rate risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 13,987
IGPM | Interest rate risk | Scenario (25%) | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(70,621)
IGPM | Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (67,961)
Assumed interest rate	7.02%	7.02%
IGPM | Interest rate risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 16,784
IGPM | Interest rate risk | Scenario (50%) | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(84,745)
IGPM | Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 50,764
Assumed interest rate	3.51%	3.51%
IGPM | Interest rate risk | Scenario (-25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,392
IGPM | Interest rate risk | Scenario (-25%) | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		42,372
IGPM | Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 33,843
Assumed interest rate	2.34%	2.34%
IGPM | Interest rate risk | Scenario (-50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 5,595
IGPM | Interest rate risk | Scenario (-50%) | Lease liabilities
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		28,248
SELIC (Special Settlement and Custody System) | Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,594,909
Assumed interest rate	4.50%	4.50%
SELIC (Special Settlement and Custody System) | Interest rate risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,594,909
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (386,771)
Assumed interest rate	4.50%	4.50%
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (386,771)
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (483,464)
Assumed interest rate	5.63%	5.63%
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (483,464)
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (580,156)
Assumed interest rate	6.75%	6.75%
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (580,156)
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (290,078)
Assumed interest rate	3.38%	3.38%
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (-25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (290,078)
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (193,385)
Assumed interest rate	2.25%	2.25%
SELIC (Special Settlement and Custody System) | Interest rate risk | Scenario (-50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (193,385)
IPCA | Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 1,202,580
Assumed interest rate	4.20%	4.20%
IPCA | Interest rate risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 146,824
IPCA | Interest rate risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		73,481
IPCA | Interest rate risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		982,275
IPCA | Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (33,449)
Assumed interest rate	3.68%	3.68%
IPCA | Interest rate risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 5,403
IPCA | Interest rate risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(2,704)
IPCA | Interest rate risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(36,148)
IPCA | Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (41,811)
Assumed interest rate	4.60%	4.60%
IPCA | Interest rate risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 6,754
IPCA | Interest rate risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(3,380)
IPCA | Interest rate risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(45,185)
IPCA | Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (50,173)
Assumed interest rate	5.52%	5.52%
IPCA | Interest rate risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,105
IPCA | Interest rate risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(4,056)
IPCA | Interest rate risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(54,222)
IPCA | Interest rate risk | Scenario (-25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (25,087)
Assumed interest rate	2.76%	2.76%
IPCA | Interest rate risk | Scenario (-25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 4,052
IPCA | Interest rate risk | Scenario (-25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(2,028)
IPCA | Interest rate risk | Scenario (-25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(27,111)
IPCA | Interest rate risk | Scenario (-50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (16,724)
Assumed interest rate	1.84%	1.84%
IPCA | Interest rate risk | Scenario (-50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 2,702
IPCA | Interest rate risk | Scenario (-50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,352)
IPCA | Interest rate risk | Scenario (-50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (18,074)